Financial Risk Management - Foreign Currency Exchange Rate Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK FACTORS
Maximum derivative financial instruments hedge horizon and maturity	12 months
Ineffectiveness reported	€ 0	€ 0	€ 0
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss	12 months
Euro and all major currencies
FINANCIAL RISK FACTORS
Upward/downward shift	10.00%
Euro and Brazilian real
FINANCIAL RISK FACTORS
Upward/downward shift		25.00%	25.00%
Euro and all other major currencies
FINANCIAL RISK FACTORS
Upward/downward shift		10.00%	10.00%
Foreign Currency
FINANCIAL RISK FACTORS
Exposure	€ 900	€ 900
Average | Foreign Currency
FINANCIAL RISK FACTORS
Exposure	900	900
Highest | Foreign Currency
FINANCIAL RISK FACTORS
Exposure	1,000	1,000
Lowest | Foreign Currency
FINANCIAL RISK FACTORS
Exposure	€ 900	€ 800